Other assets-Office buildings, land, equipment and facilities and Other / Other liabilities - Schedule of changes in goodwill within Other assets-Other (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2023	Mar. 31, 2022
Goodwill [Line Items]
Gross carrying amount, Beginning of year		¥ 107,221	¥ 105,959
Accumulated Impairment, Beginning of year		(92,814)	(92,814)
Net carrying amount, Beginning of year		14,407	13,145
Acquisition, Changes during year		2,289
Impairment, Changes during year
Other, Changes during year	[1]	942	1,262
Gross carrying amount, End of year		110,452	107,221
Accumulated Impairment, End of year		(92,814)	(92,814)
Net carrying amount, End of year		17,638	14,407
Wholesale [Member]
Goodwill [Line Items]
Gross carrying amount, Beginning of year		106,554	105,294
Accumulated Impairment, Beginning of year		(92,814)	(92,814)
Net carrying amount, Beginning of year		13,740	12,480
Acquisition, Changes during year		2,289
Impairment, Changes during year
Other, Changes during year	[1]	1,191	1,260
Gross carrying amount, End of year		110,034	106,554
Accumulated Impairment, End of year		(92,814)	(92,814)
Net carrying amount, End of year		17,220	13,740
Other [Member]
Goodwill [Line Items]
Gross carrying amount, Beginning of year		667	665
Accumulated Impairment, Beginning of year
Net carrying amount, Beginning of year		667	665
Acquisition, Changes during year
Impairment, Changes during year
Other, Changes during year	[1]	(249)	2
Gross carrying amount, End of year		418	667
Accumulated Impairment, End of year
Net carrying amount, End of year		¥ 418	¥ 667

[1]	Includes currency translation adjustments.